Investments (Details 30) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Company-held mortgage loans held-for-investment, net
Commercial mortgage loans	$ 40,440	$ 37,818
Percentage of loans receivable on commercial mortgage loans	56.10%	60.70%
Agricultural mortgage loans	13,129	12,751
Percentage of loans receivable on agricultural mortgage loans	18.20%	20.40%
Residential mortgage loans	689	2,231
Percentage of loans receivable on residential mortgage loans	1.00%	3.70%
Subtotal	54,258	52,800
Percentage of loans receivable on subtotal	75.30%	84.80%
Valuation allowances	(481)	(664)	(721)	(304)
Percentage of loans receivable on valuation allowances	(0.70%)	(1.10%)
Subtotal mortgage loans held-for-investment, net	53,777	52,136
Percentage of loans receivable on subtotal mortgage loans held-for-investment, net	74.60%	83.70%
Commercial mortgage loans held by consolidated securitization entities - fair value option	3,138	6,840
Percentage of loans receivable on commercial mortgage loans held by consolidated securitization entities - fair value option	4.40%	11.00%
Mortgage loans, at estimated fair value, relating to variable interest entities	56,915	58,976
Percentage of loans receivable on mortgage loans, at estimated fair value, relating to variable interest entities	79.00%	94.70%
Mortgage loans held-for-sale
Residential mortgage loans - FVO	3,064	2,510
Percentage of loans held for sale on residential mortgage loans - FVO	4.20%	4.00%
Mortgage loans - lower of amortized cost or estimated fair value	4,462	811
Percentage of loans held for sale on mortgage loans - lower of amortized cost or estimated fair value	6.20%	1.30%
Securitized reverse residential mortgage loans - fair value option	7,652	0
Percentage of securitized reverse residential mortgage loans - fair value option	10.60%	0.00%
Held-for-sale, principally at estimated fair value	15,178	3,321
Percentage of loans held for sale on held-for-sale, principally at estimated fair value	21.00%	5.30%
Total mortgage loans, net	$ 72,093	$ 62,297
Percentage of loans held for sale on total mortgage loans, net	100.00%	100.00%